Cash and Cash Equivalents - Summary Of Cash And Cash Equivalents (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Statements [Line Items]
Short-term deposits	$ 457	$ 650
Cash at banks and on hand	1,990	2,488
Cash and cash equivalents in the statement of financial position	2,447	3,138
Cash and cash equivalents in the statement of cash flows	$ 2,447	$ 3,138	$ 2,282	$ 1,952